Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)
8200 Jones Branch Drive
McLean, VA 22102

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company (as the engaging party), Banc of America Merrill Lynch Commercial Mortgage Inc. and BofA Securities, Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations included in the Final Data File (defined below). The procedures were performed with respect to the Freddie Mac Structured Pass-Through Certificates, Series K-137 and Multifamily Mortgage Pass-Through Certificates, Series 2022-K137 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 42 mortgage loans (the “Mortgage Loan Assets”) secured by 42 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC

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should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of January 1, 2022.

•
The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 4, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

	o	K-137 Red Tape 1.4.2022.xlsm (provided on January 4, 2022).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•
The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit A.

•
The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

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•	The phrase “Cash Management Agreement” refers to a signed cash management agreement, and/or any riders thereof.

•	The phrase “Commitment Letter” refers to the Freddie Mac loan summary presenting loan terms and fees.

•	The phrase “CRA Report” refers to the listing, which summarizes the number of affordable low income units less than or equal to 80%, 60% and 50% of Area Median Income (AMI) for each property.

•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement, and/or any riders thereof.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•
The phrase “Fee Schedule” refers to the documentation for the Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee and CREFC Royalty Fee related to the Transaction. A value of $125,000 (the “Fixed SSS Fee”) was provided by the Company (in email format) to be used as the fixed dollar amount in the recalculation of the Special Servicer Surveillance Fee.

•	The phrase “Flood Zone Determination” refers to the standard flood hazard determination form indicating “Yes” or “No” for the special flood hazard area.

•	The phrase “FM UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Freddie Mac underwriting team.

•	The phrase “FRE Form 1115” refers to the borrower certificate of financial conditions

•	The phrase “Green Report” refers to the listing of all properties qualifying as green advantage, as tracked internally by the Company.

•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the guaranty, and/or any riders thereof.

•	The phrase “Insurance Summary” refers to the Certificate of Insurance and/or Evidence of Property Insurance for the Collateral, indicating a “Yes” or “No” for each insurance field.

•	The phrase “Investment Brief” refers to the Freddie Mac underwriting file.

•	The phrase “Letter of Credit Agreement” refers to the signed original letter of credit, release of letter of credit and letter of credit agreement.

•	The phrase “Loan Agreement” refers to the signed loan agreement, other security agreements, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “MSA Report” refers to the listing, which summarizes the metropolitan statistical area for each property.

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•	The phrase “Non-Consolidation Opinion” refers to the opinion of counsel indicating a non-consolidation requirement.

•	The phrase “Physical Risk Report” refers to the signed property condition/environmental site assessment documents included in the Loan File.

•	The phrase “Promissory Note” refers to the promissory note, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Property Inspection and Lease Audit” refers to the property inspection and lease audit document.

•	The phrase “Property Management Agreement” refers to the assignment of property management agreement or original property management agreement and/or any riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Senior Loan Documents” refers to the first lien loan agreement, first lien mortgage note, or any other document related to the respective loan’s senior debt.

•	The phrase “Servicing Report” refers to the servicing statements combined by the Company.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the respective loan’s subordinate debt.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Zoning Report” refers to a signed zoning document.

The procedures performed and results thereof are described in Exhibit A and Exhibit B.  In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the data file(s) based on such communicated differences, where they determined it to be appropriate. We performed these procedures on the Final Data File, and the results of those procedures are described in Exhibit A and Exhibit B.

From November 30, 2021 through January 4, 2022 the Company provided us with the Source Documents related to the Collateral for which we:
•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit A. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any

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procedures with respect to the Company Provided Attributes listed in Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 5, 2022

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Freddie Mac Structured Pass-Through Certificates, Series K-137

Exhibits

Exhibit A – Loan File Review Procedures
Exhibit B – Company Provided Attributes

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Freddie Mac Loan Number	Commitment Letter; Promissory Note; Loan Agreement; Investment Brief	Freddie Mac Loan Number, as stated in the Commitment Letter, Promissory Note, Loan Agreement and Investment Brief.	None
2	Optigo Lender	Note; Loan Agreement	The lender, as stated in the Note or Loan Agreement.	None
3	Address (Street)	Appraisal Report; Engineering Report	The address, as stated in the Appraisal Report or Engineering Report. If two street addresses were listed, only the primary was selected.	None
4	City	Appraisal Report; Engineering Report	The city, as stated in the Appraisal Report or Engineering Report.	None
5	County	Appraisal Report; Engineering Report	The county, as stated in the Appraisal Report or Engineering Report.	None
6	State	Appraisal Report; Engineering Report	The state, as stated in the Appraisal Report or Engineering Report.	None
7	Metropolitan Statistical Area	MSA Report	The metropolitan statistical area, as stated in the MSA Report; or “N/A”, if the metropolitan statistical area is not listed in the MSA Report.	None
8	Zip Code	Appraisal Report; Engineering Report	The zip code, as stated in the Appraisal Report or Engineering Report.	None
9	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
10	Property Sub-Type	Appraisal Report; Property Inspection and Lease Audit; Investment Brief
Determined based on the number of stories of the property, as stated in the Appraisal Report: “Garden”, for 1 to 4 story buildings. “Mid Rise”, for 5 to 10 story buildings. “High Rise”, for buildings greater
None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels

than 10 stories; or

“Townhomes”, “Manufactured Housing Community” “MHC Age Restricted”, “Co-Op”, if the Appraisal Report refers to the property as such; or

The Tenant Concentration Type, if the property exhibits a tenancy concentration which was greater than or equal to 50% as stated in the Property Inspection and Lease Audit or Investment Brief.

11	Original Principal Balance	Promissory Note	The principal balance, as stated on the front page of the Promissory Note.	None
12	Cut-off Balance	Servicing Report	The cut-off balance, as stated in the Servicing Report.	None
13	Maturity Balance	Calculation[1]; Promissory Note	A computation from the Promissory Note in which the respective loan’s amortization schedule was recalculated. For each loan, we computed the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Original Principal Balance, Monthly Debt Service, Original Loan Term (months), Interest Calculation and Gross Interest Rate.	$1.00
14	% of Cut-off Date Pool Balance	Calculation	A computation from the Final Data File in which the respective loan’s Cut-off Balance was divided by the sum of the total Cut-off Balance of the Collateral.	None

1   For the purpose of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
15	Note Date	Promissory Note	The effective date, as stated on the Promissory Note.	None
16	Note Rate	Promissory Note	The fixed interest rate, as stated in Section 1 of the Promissory Note.	None
17	Rate Type	Promissory Note	The rate type, as stated on the front page of the Promissory Note.	None
18	Interest Calculation	Promissory Note	The interest calculation method, as stated in Section 3 of the Promissory Note.	None
19	Monthly Debt Service	Promissory Note
The monthly payment amount due on the first principal and interest installment date, as stated in Section 3 of the Promissory Note; or

For full term interest only loans, the Monthly Debt Service (IO) amount was utilized (see procedure below).
None
20	Monthly Debt Service (IO)	Calculation
“N/A”, if the Interest Only Term was equal to 0; or

For loans based on Actual/360 interest calculation, a calculation from the Final Data File in which the Gross Interest Rate was divided by 12, then multiplied by the Cut-off Balance, then multiplied by 365 and then divided by 360; or

For loans based on 30/360 interest calculation, a calculation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-off Balance.
None
21	First Payment Date	Promissory Note	The first installment due date, as stated in Section 1 of the Promissory Note.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
22	Maturity Date	Promissory Note	The maturity date, as stated in Section 1 of the Promissory Note.	None
23	Payment Date	Promissory Note	Day of the month the payment is due, as stated in Section 3 of the Promissory Note.	None
24	Late Charge Grace Period (# of days)	Promissory Note
The number of grace period days from the installment due date prior to a late charge being assessed, as stated in Section 7 of the Promissory Note; or

As stated in Schedule 1 of the Promissory Note in instances where the property is located in the state of North Carolina.
None
25	Amortization Type	Calculation
“Fully Amortizing”, when the Original Loan Term (months) was equal to the Original Amortization Term (months); or

“Interest Only”, when the Interest Only term was equal to the Original Loan Term (months); or

“Balloon”, when the Original Amortization Term (months) was greater than the Original Loan Term (months) and the Interest Only Term was equal to zero; or

“Partial IO”, when the Interest Only Term was greater than zero and less than the Original Loan Term (months).
None
26	Original Amortization Term (months)	Calculation; Promissory Note
A computation from the Final Data File in which the number of payments required to fully amortize the loan was determined based upon the loan's respective Fixed Interest Rate divided by 12, Monthly Debt Service and Original Principal Balance.
None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
27	Original Loan Term (months)	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Maturity Date were counted.	None
28	Remaining Amortization	Calculation	A computation from the Final Data File in which the number of months of Seasoning as of Cut-off Date that exceed the Interest Only Term was deducted from the Original Amortization Term (months).	None
29	Remaining Term	Calculation	A computation from the Final Data File in which the respective loan’s Seasoning as of Cut-off Date was deducted from the corresponding Original Loan Term (months).	None
30	Seasoning as of Cut Off Date	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
31	Interest Only Term	Calculation; Promissory Note	A computation from the Promissory Note in which the number of monthly payments occurring between the first installment date and the first principal and interest installment date were counted.	None
32	Prepay Provision Description	Calculation; Promissory Note
A computation from the Promissory Note in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period and window period, as applicable, were counted.
None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
33	Defease to Maturity (Y/N)	Loan Agreement
“N/A”, if the Prepay Provision Description did not include defeasance; or

“Yes” or “No”, as applicable, if both the Prepayment Provision Description included defeasance and Section 11 of the Loan Agreement included the payment due on the Maturity Date.
None
34	Partial Defeasance Permitted (Y/N)	Loan Agreement
“Yes” or “No”, as applicable, if both the Prepay Provision Description included defeasance and Section 11 of the Loan Agreement stated that partial defeasance was permitted; or

“N/A”, if the Prepay Provision Description did not include defeasance.
None
35	Appraised Value	Appraisal Report	The property value, as stated in the Appraisal Report.	None
36	Appraised Value Type	Appraisal Report
The appraised value type (“As-Is”, “As-Stabilized”, “As-Complete” or “As-Renovated”) associated with the Appraised Value, as stated in the Appraisal Report.

For loan “37”, the “Hypothetical Market Value As Is” value was used under the designation “As-Is” appraised value type.
None
37	Appraisal Firm	Appraisal Report	The appraisal firm, as stated in the Appraisal Report.	None
38	Appraisal Date	Appraisal Report	The valuation date of the Appraised Value shown, as stated in the Appraisal Report.	None
39	Year Built	Appraisal Report, Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
40	Year Renovated	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.	None
41	Number of Units	Rent Roll; Appraisal Report; Investment Brief; Loan Agreement	The total number of residential units at the property, as stated in the Rent Roll, Appraisal Report, Investment Brief or Loan Agreement.	None
42	Affordable LI Units (<=80% AMI)	CRA Report
Total number of affordable low income units at the property, as stated in the CRA Report. In instances where the number of units is not a whole number, the unit value in the CRA Report is rounded down to a whole number.
None
43	Affordable LI Units (<=60% AMI)	CRA Report
Total number of affordable units at the property, as stated in the CRA Report. In instances where the number of units is not a whole number, the unit value in the CRA Report is rounded down to a whole number.
None
44	Affordable VLI Units (<=50% AMI)	CRA Report
Total number of affordable very low income units at the property, as stated in the CRA Report. In instances where the number of units is not a whole number, the unit value in the CRA Report is rounded down to a whole number.
None
45	Unit of Measure	Rent Roll; Investment Brief; Appraisal Report	The unit of measure (“Beds”, “Units” or “Pads”), as stated in the Rent Roll, Investment Brief or Appraisal Report.	None
46	Cut-off Balance Per Unit	Calculation
Computation in which the respective loan’s Cut-off Balance was divided by the corresponding Number of Units.

For Crossed Loans, a computation in which the aggregate Cut-off Balance of the respective Crossed Loans group was divided by the sum of the
None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
corresponding Number of Units.
47	# Units - Commercial	Investment Brief; Appraisal Report	The number of commercial units at the property, as stated in the Investment Brief or Appraisal Report.	None
48	Elevator (Y/N)	Appraisal Report, Engineering Report	“Yes” or “No”, as applicable, if the Appraisal Report or Engineering Report stated that an elevator was present at the property.	None
49	FIRREA Eligible (Y/N)	Appraisal Report	“Yes” or “No”, as applicable, if the Appraisal Report included FIRREA compliance.	None
50	Zoning Status	Zoning Report; Appraisal Report	The zoning conclusion, as stated in the Zoning Report or Appraisal Report.	None
51	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
52	Fee Simple/Leasehold	Title Policy	The ownership interest in the land, as stated in Schedule A of the Title Policy. If “Sub Leasehold” is stated in Schedule A of the Title Policy, then shown as “Leasehold”.	None
53	Ground Lease Rent	Ground Lease	For leasehold and fee simple ownership interests and leasehold ownership interests, the current ground lease rent, as stated in the Ground Lease; or “N/A”, for fee simple ownership interests.	$1.00
54	Ground Lease Expiration Date	Ground Lease	For leasehold and fee simple ownership interests and leasehold ownership interests, the ground lease expiration date, as stated in the Ground Lease; or “N/A”, for fee simple ownership interests.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
55	Ground Lease Expiration Date w/ Extensions	Ground Lease
For leasehold and fee simple ownership interests and leasehold ownership interests, the maximum ground lease expiration date if all extensions are exercised, as stated in the Ground Lease; or

In cases where no extension is listed in the Ground Lease or Loan Agreement, the Ground Lease Expiration Date w/ Extensions is equal to the Ground Lease Expiration Date; or

“N/A”, for fee simple ownership interests.
None
56	LTV at Cutoff	Calculation
For Crossed Loans, a computation from the Final Data File in which the Cut-off Balance was divided by the corresponding Appraised Value and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Crossed Loans group; or

For Non-Crossed Loans, a computation from the Final Data File in which the respective loan’s Cut-off Balance was divided by the corresponding Appraised Value.
None
57	LTV at Maturity	Calculation
For Crossed Loans, a computation from the Final Data File in which the Maturity Balance was divided by the corresponding Appraised Value and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the
None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
aggregate Cut-off Balance of the respective Crossed Loans group; or

For Non-Crossed Loans, a computation from the Final Data File in which the respective loan’s Maturity Balance was divided by the corresp9nding Appraised Value.

58	U/W EGI	FM UW Schedule	The proforma effective gross income, as stated in the FM UW Schedule.	$1.00
59	U/W Expenses	FM UW Schedule	The proforma total expenses, as stated in the FM UW Schedule.	$1.00
60	U/W NOI	Calculation	A computation from the Final Data File in which the U/W Expenses was subtracted from the U/W EGI.	$1.00
61	Underwritten Annual Reserves	FM UW Schedule	The proforma annual reserves, as stated in the FM UW Schedule.	$1.00
62	U/W NCF	Calculation	A computation from the Final Data File in which the Underwritten Annual Reserves was subtracted from the U/W NOI.	$1.00
63	U/W DSCR (NCF)	Calculation	For Crossed Loans, a computation from the Final Data File in which the U/W NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Crossed Loans group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve; or	0.01

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels

For Non-Crossed Loans, a computation from the Final Data File in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve.

64	U/W IO DSCR (NCF)	Calculation
“N/A”, if the loan’s Monthly Debt Service (IO) was N/A; or

For Crossed Loans, a computation from the Final Data File in which the U/W NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Crossed Loans group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service (IO) and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve; or

For Non-Crossed Loans, a computation in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service (IO) and any additional Senior Debt Amortizing
0.01

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
			Monthly Debt Service (if applicable) by twelve.
65	Most Recent Period Ending	FM UW Schedule	The date of the most recent financial period, as stated in the FM UW Schedule.	None
66	Most Recent EGI	FM UW Schedule	The effective gross income for the most recent financial period, as stated in the FM UW Schedule.	$1.00
67	Most Recent Expenses	FM UW Schedule	The total expenses for the most recent financial period, as stated in the FM UW Schedule.	$1.00
68	Most Recent NOI	Calculation	A computation from the Final Data File in which the Most Recent Expenses was subtracted from the Most Recent EGI.	$1.00
69	Most Recent NCF	FM UW Schedule	The net cash flow before debt service for the most recent financial period, as stated in the FM UW Schedule.	$1.00
70	Most Recent DSCR (NCF)	Calculation
For Crossed Loans, a computation from the Final Data File in which the Most Recent NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Crossed Loans group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve; or

For Non-Crossed Loans, a computation from the Final Data File in which the respective loan’s Most Recent NCF was divided by
				0.01

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
			the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve.
71	2nd Most Recent Period Ending	FM UW Schedule	The date of the 2nd most recent financial period, as stated in the FM UW Schedule.	None
72	2nd Most Recent EGI	FM UW Schedule	The effective gross income for the 2nd most recent financial period, as stated in the FM UW Schedule.	$1.00
73	2nd Most Recent Expenses	FM UW Schedule	The total expenses for the 2nd most recent financial period, as stated in the FM UW Schedule.	$1.00
74	2nd Most Recent NOI	Calculation	A computation from the Final Data File in which the 2nd Most Recent Expenses was subtracted from the 2nd Most Recent EGI.	$1.00
75	2nd Most Recent NCF	FM UW Schedule	The net cash flow before debt service for the 2nd most recent financial period, as stated in the FM UW Schedule.	$1.00
76	2nd Most Recent DSCR (NCF)	Calculation	For Crossed Loans, a computation from the Final Data File in which the 2nd Most Recent NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Crossed Loans group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve; or	0.01

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels

For Non-Crossed Loans, a computation from the Final Data File in which the respective loan’s 2nd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve.

77	3rd Most Recent Period Ending	FM UW Schedule	The date of the 3rd most recent financial period, as stated in the FM UW Schedule.	None
78	3rd Most Recent EGI	FM UW Schedule	The effective gross income for the 3rd most recent financial period, as stated in the FM UW Schedule.	$1.00
79	3rd Most Recent Expenses	FM UW Schedule	The total expenses for the 3rd most recent financial period, as stated in the FM UW Schedule.	$1.00
80	3rd Most Recent NOI	Calculation	A computation from the Final Data File in which the 3rd Most Recent Expenses was subtracted from the 3rd Most Recent EGI.	$1.00
81	3rd Most Recent NCF	FM UW Schedule	The net cash flow before debt service for the 3rd most recent financial period, as stated in the FM UW Schedule.	$1.00
82	3rd Most Recent DSCR (NCF)	Calculation	For Crossed Loans, a computation from the Final Data File in which the 3rd Most Recent NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Crossed Loans group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Crossed Loans group. The annual debt service payments were calculated	0.01

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels

by multiplying the sum of the Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve; or

For Non-Crossed Loans, a computation from the Final Data File in which the respective loan’s 3rd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional Senior Debt Amortizing Monthly Debt Service (if applicable) by twelve.

83	Occupancy Rate	Calculation; Rent Roll	A computation from the respective property’s Rent Roll in which the total number of occupied units was divided by the property’s Number of Units. For purposes of this calculation, non-revenue generating units (model, office and down units) were considered occupied.	0.10%
84	Occupancy as of Date	Rent Roll	The date of the occupancy information, as stated in the Rent Roll.	None
85	Monthly Rent per Unit	Calculation; Rent Roll	A computation from the respective property’s Rent Roll in which the total monthly rental revenue for all units was divided by the Number of Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model office and down units) to the estimated market rental rate was added to the current in-place monthly rental revenue.	$5.00

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
86	Tenant Concentration Type	Property Inspection and Lease Audit; Investment Brief; Loan Agreement; Appraisal Report	The tenant concentration type, as stated in the Property Inspection and Lease Audit, Investment Brief, Loan Agreement or Appraisal Report.	None
87	% of Tenant Concentration	Property Inspection and Lease Audit; Investment Brief; Loan Agreement; Appraisal Report	The percentages of tenant concentration, as stated in the Property Inspection and Lease Audit, Investment Brief Loan Agreement or Appraisal Report.	0.10%
88	Non-Compliance Provisions (Y/N)	Loan Agreement
“Yes”, if either the “Manufactured Housing Community MHC Tenant Protections” or “Required Rent and Income Restrictions” riders are included in the Loan Agreement; or

“No”, if neither the “Manufactured Housing Community MHC Tenant Protections” or “Required Rent and Income Restrictions” riders are not included in the Loan Agreement.
None
89	Regulatory Agreement (Y/N)	Loan Agreement
“Yes”, if there is a “Tax Credit Properties” or “Regulatory Agreement” rider included in the Loan Agreement; or

“No”, if there is no “Tax Credit Properties” or “Regulatory Agreement” rider included in the Loan Agreement.
None
90	Condo Ownership (% or N/A)	Calculation; Loan Agreement
If a condo rider was included in the Loan Agreement, a computation in which the borrower owned condos were divided by the total condo units; or

“N/A”, if no condo rider was included in the Loan Agreement.
None
91	Amount Sq. Ft - Commercial	Appraisal Report; Investment Brief; Rent Roll	The amount of commercial square footage at the property, as stated in	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
the Appraisal, Investment Brief or Rent Roll.
92	% of GPR from Commercial Rental Income	Calculation; FM UW Schedule	A computation from the FM UW Schedule in which the gross potential commercial rental income was divided by the property’s total gross potential rental income (residential plus commercial).	0.10%
93	Environmental Firm	Environmental Report; Physical Risk Report	The environmental firm, as stated in the Environmental Report, or “N/A” (Physical Risk Report), if an Environmental Report was not included in the Loan File.	None
94	Phase I Environmental Report Date	Environmental Report; Physical Risk Report	The date of the phase I Environmental Report, as stated in the Environmental Report; or “N/A” (Physical Risk Report), if an Environmental Report was not included in the Loan File.	None
95	Phase II Recommended (Y/N)	Environmental Report; Physical Risk Report	“Yes” or “No”, as applicable, if a phase II Environmental Report was recommended in the follow up actions section of the Environmental Report or Physical Risk Report.	None
96	Phase II Performed (Y/N)	Environmental Report	“Yes” or “No”, as applicable, if a phase II Environmental Report was included in the Loan File.	None
97	Phase II Environmental Report Date	Environmental Report	The date of the phase II Environmental Report, as stated in the Environmental Report; or “N/A”, if no phase II Environmental Report was included in the Loan file.	None
98	Environmental Cost to Cure (Phase I plus Phase II)	Environmental Report	The sum of the environmental costs to cure, as stated in the Environmental Report. If the	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
aggregate costs did not exceed $5,000, then $0 was presented; or “N/A”, if no Environmental Report was included in the Loan file.
99	Engineering Firm	Engineering Report; Physical Risk Report	The engineering firm, as stated in the Engineering Report or Physical Risk Report.	None
100	Engineering Report Date	Engineering Report; Physical Risk Report	The date of the report, as stated in the Engineering Report or Physical Risk Report.	None
101	Immediate Repairs Cost Estimate	Engineering Report; Physical Risk Report	The sum of the immediate repairs cost, as stated in the Engineering Report or Physical Risk Report.	$1.00
102	Replacement Reserves Cost Estimate per Year	Engineering Report; Physical Risk Report	The inflated replacement reserve cost per unit/per year, as stated in the Engineering Report or Physical Risk Report; or If multiple reserves are listed, the average of the inflated replacement reserve cost per unit/year, as stated in the Engineering Report or Physical Risk Report.	$1.00
103	Seismic Firm	Seismic Report	The seismic firm, as stated in the Seismic Report; or “N/A”, if no Seismic Report was included in the Loan file.	None
104	Seismic Report Date	Seismic Report	The report date, as stated in the Seismic Report; or “N/A”, if no Seismic Report was included in the Loan file.	None
105	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Engineering Report; Physical Risk Report; Seismic Report	“Yes” or “No”, as applicable, if the earthquake zone was greater than or equal to 3 or the PGA was greater than 0.15g, as stated in the Engineering Report, Physical Risk Report or Seismic Report.	None
106	PML Report Required (Y/N)	Engineering Report; Physical Risk Report	“Yes”, for earthquake zones greater than or equal to 3; or	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
			“No”, for earthquake zones less than 3 or in instances where the Property Sub-Type is identified as “Manufactured Housing Community” or “MHC Age Restricted”.
107	PML (%)	Seismic Report	The 475 year PML, as stated in the Seismic Report; or “N/A”, if no Seismic Report in the Loan File.	None
108	Green Advantage	Loan Agreement; Green Report	“Green Up” or “Green Up Plus”, as applicable, as stated in the Loan Agreement or Green Report; or “N/A”, if silent or left blank.	None
109	Tax Reserve - Current Balance ($ or N/A)	Loan Agreement; Servicing Report
If tax reserves are listed as “deferred” on the Loan Agreement, “N/A”; or

If tax reserves are listed as “collected” on the Loan Agreement, the tax escrow current balance, as stated in the Servicing Report.
				None
110	Tax Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	If tax reserves are listed as “deferred” on the Loan Agreement, “N/A”; or If tax reserves are listed as “collected” on the Loan Agreement, the tax escrow initial deposit, as stated in the Servicing Report.	$1.00
111	Tax Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report	If the tax reserves are listed as “deferred” on the Loan Agreement, “Springing”; or If the tax reserves are listed as “collected” on the Loan Agreement, the tax escrow contractual payment, as stated in the Servicing Report.	$1.00

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
112	Insurance Reserve - Current Balance ($ or N/A)	Loan Agreement; Servicing Report
If the insurance reserves are listed as “deferred” on the Loan Agreement, “N/A”; or

If insurance reserves are listed as “collected” on the Loan Agreement, the insurance escrow current balance, as stated in the Servicing Report.
				None
113	Insurance Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	If the insurance reserves are listed as “deferred” on the Loan Agreement, “N/A”; or If insurance reserves are listed as “collected” on the Loan Agreement, the insurance escrow initial deposit, as stated in the Servicing Report.	$1.00
114	Insurance Reserve - Contractual Payment	Loan Agreement; Servicing Report	If the insurance reserves are listed as “deferred” on the Loan Agreement, “Springing”; or If the insurance reserves are listed as “collected” on the Loan Agreement, the insurance escrow contractual payment, as stated in the Servicing Report.	$1.00
115	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report	The engineering escrow current balance, as stated in the Servicing Report.	None
116	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	The engineering escrow initial deposit, as stated in the Loan Agreement or Servicing Report.	$1.00
117	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report	The engineering escrow contractual payment, as stated in the Loan Agreement or Servicing Report.	$1.00

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
118	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report	The replacement reserve current balance, as stated in the Servicing Report.	None
119	Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	If the replacement reserves are listed as “deferred” on the Loan Agreement, “N/A”; or If the replacement reserves are listed as “collected” on the Loan Agreement, the replacement escrow initial deposit, as stated in the Loan Agreement or Servicing Report.	$1.00
120	Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report	If the replacement reserves are listed as “deferred” on the Loan Agreement, “Springing”; or If the replacement reserves are listed as “collected” on the Loan Agreement, the replacement escrow contractual payment, as stated in the Loan Agreement or Servicing Report.	$1.00
121	Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement; Servicing Report	The replacement escrow contractual cap, as stated in the Loan Agreement or Servicing Report.	$1.00
122	Other Reserve - Current Balance ($ or N/A)	Servicing Report
If the other reserves are listed as “deferred” on the Loan Agreement, “N/A”; or

If the other reserves are listed as “collected” on the Loan Agreement, the other escrow current balance, as stated in the Servicing Report.
				None
123	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	If the other reserves are listed as “deferred” on the Loan Agreement, “N/A”; or	$1.00

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
			If the other reserves are listed as “collected” on the Loan Agreement, the other escrow initial deposit, as stated in the Loan Agreement or Servicing Report.
124	Other Reserve Description	Loan Agreement; Servicing Report	The other escrow description, as stated in the Loan Agreement or Servicing Report.	None
125	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report	If the other reserves are listed as “deferred” on the Loan Agreement, “Springing”; or If the other reserves are listed as “collected” on the Loan Agreement, the other escrow contractual payment, as stated in the Loan Agreement or Servicing Report.	$1.00
126	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement; Servicing Report	The other escrow cap, as stated in the Loan Agreement or Servicing Report.	$1.00
127	Springing Reserve Name	Loan Agreement	The name of the reserves marked “deferred” in the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	None
128	Springing Reserve Amount ($ or N/A)	Loan Agreement	The dollar amount of the reserves marked “deferred” in the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	$1.00
129	Springing Reserve Description	Loan Agreement	The description of the reserves marked “deferred” in the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	None
130	Letter of Credit Amount	Loan Agreement; Letter of Credit Agreement	Letter of credit dollar amount stated in the Loan Agreement or Letter of Credit Agreement; or	$1.00

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
“N/A”, if no letter of credit was stated in the Loan Agreement.
131	Letter of Credit Description	Loan Agreement; Letter of Credit Agreement	Letter of credit description, as stated in the Loan Agreement or Letter of Credit Agreement; or “N/A”, if no letter of credit was stated in the Loan Agreement.	None
132	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if escrows can be converted to a letter of credit per the Loan Agreement.	None
133	Specify Accounts for Escrows/Reserves LOC	Loan Agreement	The description of accounts that can be converted to a letter of credit per the Loan Agreement; or “N/A”, when Escrows/Reserves LOC can’t be converted to LOC.	None
134	Environmental Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
135	Flood Insurance (Y/N)	Flood Zone Determination; Insurance Summary	“Yes” or “No”, as applicable, as stated on the Flood Zone Determination or Insurance Summary.	None
136	Windstorm Insurance (Y or N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
137	Earthquake Insurance In Place (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary if Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N) is “Yes”; or “No”, if Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N) is “No”.	None
138	Terrorism Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
139	Property Insurance Coverage (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
140	Liability Insurance Coverage (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
141	Cash Management (Description or N/A)	Loan Agreement; Cash Management Agreement	The cash management description, as stated in the cash management rider to the Loan Agreement or Cash Management Agreement; or “N/A”, if no cash management rider was included in the Loan Agreement.	None
142	Lockbox (Y/N)	Cash Management Agreement	“Yes” or “No”, as applicable, if a lockbox is required as part of the terms in the Cash Management Agreement.	None
143	Existing Financing In Place (existing) (Y/N)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement
“Yes”, if existing financing was in place as of the Cut-off Date, as stated in the Senior Loan Documents or Subordinate Loan Documents or Loan Agreement; or

“No”, if Senior Loan Documents or Subordinate Loan Documents were not included in the Loan File or Existing Financing was not identified in the Loan Agreement.
None
144	Existing Financing Amount (existing)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	The amount of existing financing as of the Cut-off Date, as stated in the Senior Loan Documents or Subordinate Loan Documents or Loan Agreement; or “N/A”, if Senior Loan Documents or Subordinate Loan Documents were not included in the Loan File or Existing Financing was not identified in the Loan Agreement.	$1.00
145	Existing Financing	Senior Loan Documents; Subordinate Loan	The description of existing financing, as stated in the Senior Loan Documents or Subordinate	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
	Description (existing)	Documents; Loan Agreement	Loan Documents or Loan Agreement; or “N/A”, if Senior Loan Documents or Subordinate Loan Documents were not included in the Loan File or Existing Financing was not identified in the Loan Agreement.
146	CDCR (Combined DCR)	Calculation
A computation from the Final Data File in which the respective loan’s U/W NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment related to the Existing Financing Amount (existing), excluding any unsecured financing. The combined annual debt service payments were calculated by multiplying the sum of the respective loan’s Monthly Debt Service and the monthly debt service of the Existing Financing Amount (existing), excluding unsecured financing, by twelve.
None
147	CLTV (Combined LTV)	Calculation
A computation from the Final Data File in which the sum of the respective loan’s Cut-off Balance and the Existing Financing Amount (existing), excluding unsecured financing, was divided by the Appraised Value of the corresponding mortgaged property.
None
148	Future Mezzanine Debt (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if the Loan Agreement permits future mezzanine debt.	None
149	Future Secondary Financing (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if the Loan Agreement permits future secondary financing.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
150	Future Secondary Financing Description	Loan Agreement	The conditions of secondary financing, as stated in the Loan Agreement; or “N/A”, if Future Secondary Financing (Y/N) was “No”.	None
151	Substitution Permitted (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if the Loan Agreement permits substitution.	None
152	Number of Properties per Loan	Loan Agreement
The count of a single parcel or two or more contiguous or non-contiguous parcels collateralizing the loan, as stated in the Loan Agreement. For avoidance of doubt, with the exception of Crossed Loans or portfolio loans, each loan was considered to be secured by only 1 property.
None
153	Collateral Release Price ($ or N/A)	Loan Agreement; Cross Collateralization Agreement	The price to release a property if Crossed Loans was identified and/or partial release was permitted, as stated in the Loan Agreement or Cross Collateralization Agreement, otherwise, “N/A”.	$1.00
154	Crossed Loans	Cross Collateralization Agreement
“N/A”, if a Cross Collateralization Agreement was not provided in the Loan File; or

Crossed relationships were identified based on the loan numbers included in the Cross Collateralization Agreement. Crossed groups were then assigned numbers based on the aggregate Cut-off Balance of the group (starting with Group 1 being largest).
None
155	Release (Y or N or N/A)	Loan Agreement; Cross Collateralization Agreement	“Yes” or “No”, as applicable per the Loan Agreement or Cross Collateralization Agreement, otherwise “N/A”.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
156	Release Provisions (Description or N/A)	Loan Agreement; Cross Collateralization Agreement	“N/A”, if Release (Y or N or N/A) was N/A; or The provision that need to be satisfied before the release of the property, as stated in the Loan Agreement or Cross Collateralization Agreement.	None
157	Loan Purpose	Loan Agreement; Investment Brief	Refinance, Acquisition or Supplemental, as stated in the Loan Agreement or Investment Brief.	None
158	Borrowing Entity	Promissory Note	The borrower, as stated in the Promissory Note.	None
159	Entity Type	Promissory Note	The entity organization type of the borrower, as stated in the Promissory Note.	None
160	State of Organization	Promissory Note	The state of organization of the borrower, as stated in the Promissory Note.	None
161	Affiliated Borrowers Group Name	Calculation
Borrower relationships were identified based on shared Borrower Principal names. Related groups were then assigned numbers based on the aggregate Cut-off Balance of the related group (starting with Group 1 being largest).
None
162	Borrower Type	Loan Agreement	“SPE”, “SPE ($15M or less)”, “SPE ($20M or less)”, “SAE”, or “MAE” as stated in the Loan Agreement.	None
163	Tenants In Common (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if there was a tenancy in common rider to the Loan Agreement.	None
164	Delaware Statutory Trust (Y/N)	Promissory Note	“Yes”, when Borrower Type was DST; or “No”, for all other Borrower Types.	None
165	Independent Director (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if there was an independent director rider to the Loan Agreement.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
166	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion; Commitment Letter	“Yes” or “No”, as applicable, if Original Balance is equal or higher than $40,000,000 a non-consolidation opinion is required, unless waived by Freddie Mac as stated in the Commitment Letter.

For loans with an Original Balance below $40,000,000 a non-consolidation opinion is not required.
None
167	Assumption Fee	Loan Agreement	The transfer fee, as stated in the Loan Agreement.	None
168	Recourse(Y/N)	Promissory Note	“No”, if base recourse was stated as 0% in the Promissory Note, otherwise “Yes”.	None
169	Recourse Description	Promissory Note	“N/A”, if base recourse was stated as 0% in the Promissory Note, otherwise the recourse description per the Promissory Note.	None
170	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
171	Environmental Indemnitor (Name or N/A)	Calculation	This attribute is set equal to Bad Boy Indemnitor / Guarantor.	None
172	Environmental Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if environmental carveouts were stated in Section 9 of the Promissory Note.	None
173	Fraud Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if fraud carveouts were stated in Section 9 of the Promissory Note.	None
174	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if misapplication of rent and insurance proceeds carveouts were stated in Section 9 of the Promissory Note.	None
175	Voluntary Bankruptcy Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if voluntary bankruptcy carveouts	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	34

Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
were stated in Section 9 of the Promissory Note.
176	Waste Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if waste carveouts were stated in Section 9 of the Promissory Note.	None
177	Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115	“Yes” or “No”, as applicable, as described in the FRE Form 1115.	None
178	Management Company	Property Management Agreement; Loan Agreement; Investment Brief	The management company, as stated in the Property Management Agreement, Loan Agreement, or Investment Brief.	None
179	Primary Servicing Fee	Commitment Letter	The servicing spread, as stated in the Commitment Letter.	None
180	Master Servicing Fee	Fee Schedule	The master servicing fee, as stated in the Fee Schedule.	None
181	Trustee Fee	Fee Schedule	The trustee fee (annual trustee administration fee plus annual certificate administration fee), as stated in the Fee Schedule.	None
182	Master Servicing Surveillance Fee	Fee Schedule	Master servicing fee, as stated in the Fee Schedule.	None
183	Special Servicing Surveillance Fee	Calculation; Fee Schedule	A computation from the Fee Schedule in which the Fixed SSS Fee was divided by the aggregate Cut-off Balance of the Collateral.	None
184	CREFC Royalty Fee	Fee Schedule	The CREFC Royalty Fee, as stated in the Fee Schedule.	None
185	Administration Fee	Calculation	A computation from the Final Data File in which the Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicer Surveillance	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	35

Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
Fee and CREFC Royalty Fee were summed.
186	Net Mortgage Rate	Calculation	A computation from the Final Data File in which the Administration Fee was deducted from the Note Rate.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	36

Freddie Mac Structured Pass-Through Certificates, Series K-137	EXHIBIT B
Company Provided Attributes

Exhibit B – Company Provided Attributes

#	Specified Attribute	Collateral
1	Annex #	All
2	Property Name	All
3	Cut-off Date	All
4	Monthly Debt Service	29
5	Rental Subsidy Indicator (Y/N)	All
6	Rental Subsidy Type	All
7	Environmental Insurance Expiration Date	All
8	Environmental Insurance Carrier (Name or N/A)	All
9	Environmental Insurance Carrier Rating	All
10	Environmental Insurance Coverage ($ or N/A)	All
11	Terrorism Insurance Expiration Date	All
12	Terrorism Insurance Coverage ($ or N/A)	All
13	Terrorism Insurance Deductible ($ or N/A)	All
14	Terrorism Insurance Carrier (Name or N/A)	All
15	Terrorism Insurance Carrier Rating	All
16	Property Insurance Expiration Date	All
17	Property Insurance Carrier (Name or N/A)	All
18	Property Insurance Carrier Rating	All
19	Property Insurance Coverage ($ or N/A)	All
20	Property Insurance Deductible ($ or N/A)	All
21	Liability Insurance Expiration Date	All
22	Liability Insurance Carrier (Name or N/A)	All
23	Liability Insurance Carrier Rating	All
24	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	All
25	Liability Insurance Deductible ($ or N/A)	All
26	Borrower Principal	All
27	Borrower/Principal Liquid Assets	All
28	Borrower/Principal Net Worth	All
29	Bankruptcy Description (Chapter # or N/A)	All

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	37